Segment information (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of assets
Total assets	$ 84,681	$ 84,896	$ 88,970
Reportable segments
Reconciliation of assets
Total assets	61,574	63,468	67,976
All Other operating segments
Reconciliation of assets
Total assets	2,810	2,973	3,179
Cash and Short Term Investments
Reconciliation of assets
Total assets	6,317	4,597	3,306
Intercompany Receivables
Reconciliation of assets
Total assets	0	0	0
Investment in Financial Products
Reconciliation of assets
Total assets	0	0	0
Deferred Income Taxes
Reconciliation of assets
Total assets	2,953	2,016	3,410
Goodwill and Intangible Assets
Reconciliation of assets
Total assets	3,492	3,582	3,145
Property Plant and Equipment-Net and Other Assets
Reconciliation of assets
Total assets	1,174	1,175	723
Operating Lease Methodology Difference
Reconciliation of assets
Total assets	(213)	(273)	(305)
Liabilities Included in Segment Assets
Reconciliation of assets
Total assets	9,837	10,357	10,900
Inventory Methodology Differences
Reconciliation of assets
Total assets	(2,697)	(2,539)	(2,949)
Other
Reconciliation of assets
Total assets	(566)	(460)	(415)
Consolidating Adjustments
Reconciliation of assets
Total assets	(6,416)	(6,653)	(5,384)
Consolidating Adjustments | Reportable segments
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | All Other operating segments
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Cash and Short Term Investments
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Intercompany Receivables
Reconciliation of assets
Total assets	(1,185)	(1,219)	(303)
Consolidating Adjustments | Investment in Financial Products
Reconciliation of assets
Total assets	(4,488)	(4,798)	(4,433)
Consolidating Adjustments | Deferred Income Taxes
Reconciliation of assets
Total assets	(674)	(525)	(516)
Consolidating Adjustments | Goodwill and Intangible Assets
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Property Plant and Equipment-Net and Other Assets
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Operating Lease Methodology Difference
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Liabilities Included in Segment Assets
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Inventory Methodology Differences
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Other
Reconciliation of assets
Total assets	(69)	(111)	(132)
Machinery, Energy & Transportation | Reportable segments
Reconciliation of assets
Total assets	24,563	26,488	31,413
Machinery, Energy & Transportation | Business
Reconciliation of assets
Total assets	54,188	54,704	57,898
Machinery, Energy & Transportation | Business | Reportable segments
Reconciliation of assets
Total assets	24,563	26,488	31,413
Machinery, Energy & Transportation | Business | All Other operating segments
Reconciliation of assets
Total assets	2,810	2,973	3,179
Machinery, Energy & Transportation | Business | Cash and Short Term Investments
Reconciliation of assets
Total assets	6,317	4,597	3,306
Machinery, Energy & Transportation | Business | Intercompany Receivables
Reconciliation of assets
Total assets	1,185	1,219	303
Machinery, Energy & Transportation | Business | Investment in Financial Products
Reconciliation of assets
Total assets	4,488	4,798	4,433
Machinery, Energy & Transportation | Business | Deferred Income Taxes
Reconciliation of assets
Total assets	3,627	2,541	3,926
Machinery, Energy & Transportation | Business | Goodwill and Intangible Assets
Reconciliation of assets
Total assets	3,492	3,582	3,145
Machinery, Energy & Transportation | Business | Property Plant and Equipment-Net and Other Assets
Reconciliation of assets
Total assets	1,174	1,175	723
Machinery, Energy & Transportation | Business | Operating Lease Methodology Difference
Reconciliation of assets
Total assets	(213)	(273)	(305)
Machinery, Energy & Transportation | Business | Liabilities Included in Segment Assets
Reconciliation of assets
Total assets	9,837	10,357	10,900
Machinery, Energy & Transportation | Business | Inventory Methodology Differences
Reconciliation of assets
Total assets	(2,697)	(2,539)	(2,949)
Machinery, Energy & Transportation | Business | Other
Reconciliation of assets
Total assets	(395)	(214)	(176)
Financial Products | Business
Reconciliation of assets
Total assets	36,909	36,845	36,456
Financial Products | Business | Reportable segments
Reconciliation of assets
Total assets	37,011	36,980	36,563
Financial Products | Business | All Other operating segments
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Cash and Short Term Investments
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Intercompany Receivables
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Investment in Financial Products
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Deferred Income Taxes
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Goodwill and Intangible Assets
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Property Plant and Equipment-Net and Other Assets
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Operating Lease Methodology Difference
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Liabilities Included in Segment Assets
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Inventory Methodology Differences
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Other
Reconciliation of assets
Total assets	$ (102)	$ (135)	$ (107)